FINANCIAL STATEMENTS

Variflex Separate Account

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

Variflex Separate Account

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variflex Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variflex Separate Account (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1984.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising Variflex Separate Account

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2021
American Century VP Value	For each of the two years in the period ended December 31, 2021
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Value	For the period from April 30, 2021 (commencement of operations) through December 31, 2021
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2021
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Value Opportunities	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2021
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2021
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2021
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2021
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2021
Royce Micro-Cap	For each of the two years in the period ended December 31, 2021

Variflex Separate Account

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	1,948,772	$34,961,091	$59,320,632	$59,320,632	1,028,697	$57.67	$57.67
American Century VP Value	4,333,103	42,942,582	59,320,174	59,320,174	1,852,404	32.02	32.02
BNY Mellon IP Technology Growth	474,165	11,124,129	15,372,420	15,372,420	229,538	67.00	67.00
ClearBridge Variable Aggressive Growth	399,553	10,247,288	9,345,552	9,345,552	278,645	33.57	33.57
ClearBridge Variable Small Cap Growth	256,558	7,531,451	9,318,180	9,318,180	171,416	54.36	54.36
Guggenheim VIF All Cap Value	1,752,165	42,141,099	67,510,910	67,510,910	879,278	76.82	80.98
Guggenheim VIF Alpha Opportunity	98,478	1,540,332	1,650,499	1,650,499	70,529	23.49	23.49
Guggenheim VIF High Yield	370,264	10,602,369	10,204,467	10,204,467	259,566	39.37	39.37
Guggenheim VIF Large Cap Value	3,939,554	118,586,813	184,371,115	184,371,115	1,004,944	61.72	183.64
Guggenheim VIF Long Short Equity	110,083	1,534,327	1,949,563	1,949,563	108,435	17.96	17.96
Guggenheim VIF Managed Asset Allocation	742,913	17,304,969	25,868,223	25,868,223	530,621	48.76	51.40
Guggenheim VIF Small Cap Value	677,191	21,239,689	31,618,056	31,618,056	439,433	71.94	75.16
Guggenheim VIF SMid Cap Value	1,357,618	67,262,978	112,831,636	112,831,636	727,738	155.12	163.05
Guggenheim VIF StylePlus Large Core	3,891,803	131,584,516	221,015,514	221,015,514	1,090,653	74.82	202.72
Guggenheim VIF StylePlus Large Growth	1,365,300	24,091,446	36,016,613	36,016,613	897,596	40.20	42.09
Guggenheim VIF StylePlus Mid Growth	2,245,720	98,135,973	159,805,399	159,805,399	974,005	133.23	164.12
Guggenheim VIF StylePlus Small Growth	560,015	14,721,992	25,766,312	25,766,312	481,279	53.54	56.22
Guggenheim VIF Total Return Bond	1,790,704	28,319,253	30,853,831	30,853,831	637,278	26.72	48.44
Guggenheim VIF World Equity Income	5,955,571	52,707,733	105,651,828	105,651,828	1,506,673	67.56	70.09
Invesco V.I. American Value (b)	143,187	2,696,178	2,847,984	2,847,984	270,907	10.51	10.51
Invesco V.I. Comstock	392,093	6,736,606	8,253,554	8,253,554	283,789	29.09	29.09
Invesco V.I. Discovery Mid Cap Growth (a)	63,057	4,808,003	6,542,744	6,542,744	168,787	38.76	38.76
Invesco V.I. Equity and Income	814,062	13,717,287	16,728,973	16,728,973	619,385	27.01	27.01
Invesco V.I. Global Real Estate	330,686	5,355,034	5,949,047	5,949,047	215,021	27.67	27.67
Invesco V.I. Government Money Market	8,874,402	8,874,402	8,874,402	8,874,402	918,288	9.67	9.78
Invesco V.I. Government Securities	309,158	3,624,142	3,515,128	3,515,128	284,203	12.38	12.38
Invesco V.I. Health Care	262,273	7,506,368	8,880,575	8,880,575	231,095	38.44	38.44
Invesco V.I. International Growth	361,080	12,256,405	14,703,192	14,703,192	637,441	23.07	23.07
Invesco V.I. Main Street Mid Cap Fund® (a)	357,698	4,236,566	4,489,116	4,489,116	147,210	30.53	30.53
Invesco V.I. Main Street Small Cap Fund® (a)	279,427	6,715,752	8,614,729	8,614,729	197,199	43.68	43.68
Invesco V.I. Value Opportunities (b)	—	—	—	—	—	21.70	21.70
MFS® VIT II Research International	1,511,036	23,953,643	28,467,922	28,467,922	1,441,916	19.75	19.75
MFS® VIT Total Return	501,386	11,393,292	13,627,678	13,627,678	569,497	23.94	23.94
MFS® VIT Utilities	292,694	8,763,997	10,999,459	10,999,459	304,794	36.08	36.08
Neuberger Berman AMT Sustainable Equity	1,371,488	24,964,573	50,909,639	50,909,639	970,459	52.49	54.18
PIMCO VIT All Asset	355,850	3,828,066	4,095,828	4,095,828	183,542	22.34	22.34
PIMCO VIT CommodityRealReturn Strategy	345,026	2,763,039	2,670,502	2,670,502	344,899	7.74	7.74
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	331,461	3,589,479	3,563,208	3,563,208	200,130	17.81	17.81
PIMCO VIT Low Duration	2,837,723	29,182,240	29,029,909	29,029,909	2,244,807	12.94	12.94
PIMCO VIT Real Return	862,627	11,280,746	12,068,157	12,068,157	688,270	17.54	17.54
Royce Micro-Cap	213,859	2,599,615	3,158,700	3,158,700	117,865	26.83	26.83

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Ultra®	American Century VP Value	BNY Mellon IP Technology Growth
Net assets as of December 31, 2019	$41,860,764	$29,151,576	$8,179,141

Investment income (loss):
Dividend distributions	—	1,193,410	7,077
Investment Expenses:
Mortality and expense risk and administrative charges	(547,193)	(581,046)	(133,233)

Net investment income (loss)	(547,193)	612,364	(126,156)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,436,361	1,027,088	1,132,598
Realized capital gain (loss) on investments	4,563,760	105,663	496,208
Change in unrealized appreciation (depreciation)	10,583,036	4,630,242	4,422,285

Net gain (loss) on investments	19,583,157	5,762,993	6,051,091

Net increase (decrease) in net assets from operations	19,035,964	6,375,357	5,924,935

Contract owner transactions:
Variable annuity deposits	1,910,519	2,215,740	292,628
Terminations, withdrawals and annuity payments	(2,250,770)	(2,515,690)	(837,453)
Transfers between subaccounts, net	(9,452,955)	27,879,975	1,787,083
Maintenance charges and mortality adjustments	(14,267)	(9,756)	(4,121)

Increase (decrease) in net assets from contract transactions	(9,807,473)	27,570,269	1,238,137

Total increase (decrease) in net assets	9,228,491	33,945,626	7,163,072

Net assets as of December 31, 2020	$51,089,255	$63,097,202	$15,342,213

Investment income (loss):
Dividend distributions	—	1,087,838	—
Investment Expenses:
Mortality and expense risk and administrative charges	(668,281)	(849,940)	(187,572)

Net investment income (loss)	(668,281)	237,898	(187,572)

Increase (decrease) in net assets from operations:
Capital gain distributions	3,734,067	—	2,162,948
Realized capital gain (loss) on investments	2,876,468	5,651,303	1,316,505
Change in unrealized appreciation (depreciation)	4,785,764	7,999,876	(1,591,912)

Net gain (loss) on investments	11,396,299	13,651,179	1,887,541

Net increase (decrease) in net assets from operations	10,728,018	13,889,077	1,699,969

Contract owner transactions:
Variable annuity deposits	1,848,333	2,633,533	441,141
Terminations, withdrawals and annuity payments	(4,396,060)	(4,271,821)	(1,321,606)
Transfers between subaccounts, net	62,249	(16,021,722)	(781,448)
Maintenance charges and mortality adjustments	(11,163)	(6,095)	(7,849)

Increase (decrease) in net assets from contract transactions	(2,496,641)	(17,666,105)	(1,669,762)

Total increase (decrease) in net assets	8,231,377	(3,777,028)	30,207

Net assets as of December 31, 2021	$59,320,632	$59,320,174	$15,372,420

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value
Net assets as of December 31, 2019	$9,141,723	$6,437,856	$65,901,101

Investment income (loss):
Dividend distributions	45,956	—	981,465
Investment Expenses:
Mortality and expense risk and administrative charges	(97,884)	(78,808)	(654,592)

Net investment income (loss)	(51,928)	(78,808)	326,873

Increase (decrease) in net assets from operations:
Capital gain distributions	762,815	565,005	2,912,985
Realized capital gain (loss) on investments	66,007	133,065	1,168,302
Change in unrealized appreciation (depreciation)	406,246	1,827,426	(4,832,314)

Net gain (loss) on investments	1,235,068	2,525,496	(751,027)

Net increase (decrease) in net assets from operations	1,183,140	2,446,688	(424,154)

Contract owner transactions:
Variable annuity deposits	280,620	232,779	1,113,893
Terminations, withdrawals and annuity payments	(587,743)	(644,188)	(4,616,972)
Transfers between subaccounts, net	(1,000,026)	(74,756)	(2,394,505)
Maintenance charges and mortality adjustments	(3,739)	(2,110)	(14,052)

Increase (decrease) in net assets from contract transactions	(1,310,888)	(488,275)	(5,911,636)

Total increase (decrease) in net assets	(127,748)	1,958,413	(6,335,790)

Net assets as of December 31, 2020	$9,013,975	$8,396,269	$59,565,311

Investment income (loss):
Dividend distributions	16,084	—	1,172,484
Investment Expenses:
Mortality and expense risk and administrative charges	(114,463)	(115,707)	(802,260)

Net investment income (loss)	(98,379)	(115,707)	370,224

Increase (decrease) in net assets from operations:
Capital gain distributions	2,647,276	1,114,580	339,581
Realized capital gain (loss) on investments	350,446	484,752	2,931,779
Change in unrealized appreciation (depreciation)	(2,079,289)	(520,103)	11,016,493

Net gain (loss) on investments	918,433	1,079,229	14,287,853

Net increase (decrease) in net assets from operations	820,054	963,522	14,658,077

Contract owner transactions:
Variable annuity deposits	457,005	279,122	1,096,791
Terminations, withdrawals and annuity payments	(698,651)	(975,108)	(6,664,682)
Transfers between subaccounts, net	(244,096)	656,607	(1,134,223)
Maintenance charges and mortality adjustments	(2,735)	(2,232)	(10,364)

Increase (decrease) in net assets from contract transactions	(488,477)	(41,611)	(6,712,478)

Total increase (decrease) in net assets	331,577	921,911	7,945,599

Net assets as of December 31, 2021	$9,345,552	$9,318,180	$67,510,910

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Net assets as of December 31, 2019	$2,183,785	$12,020,906	$174,439,718

Investment income (loss):
Dividend distributions	10,411	819,975	2,991,289
Investment Expenses:
Mortality and expense risk and administrative charges	(21,398)	(129,225)	(1,751,973)

Net investment income (loss)	(10,987)	690,750	1,239,316

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	10,179,020
Realized capital gain (loss) on investments	(61,433)	(429,591)	2,259,428
Change in unrealized appreciation (depreciation)	28,293	105,365	(14,223,220)

Net gain (loss) on investments	(33,140)	(324,226)	(1,784,772)

Net increase (decrease) in net assets from operations	(44,127)	366,524	(545,456)

Contract owner transactions:
Variable annuity deposits	23,416	260,615	1,767,331
Terminations, withdrawals and annuity payments	(147,674)	(1,111,977)	(12,483,280)
Transfers between subaccounts, net	(376,991)	(382,074)	(3,499,880)
Maintenance charges and mortality adjustments	(370)	(3,175)	(40,178)

Increase (decrease) in net assets from contract transactions	(501,619)	(1,236,611)	(14,256,007)

Total increase (decrease) in net assets	(545,746)	(870,087)	(14,801,463)

Net assets as of December 31, 2020	$1,638,039	$11,150,819	$159,638,255

Investment income (loss):
Dividend distributions	10,365	538,739	3,628,135
Investment Expenses:
Mortality and expense risk and administrative charges	(20,025)	(131,864)	(2,156,436)

Net investment income (loss)	(9,660)	406,875	1,471,699

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	9,802
Realized capital gain (loss) on investments	1,067	(103,244)	6,091,401
Change in unrealized appreciation (depreciation)	200,609	133,082	32,009,181

Net gain (loss) on investments	201,676	29,838	38,110,384

Net increase (decrease) in net assets from operations	192,016	436,713	39,582,083

Contract owner transactions:
Variable annuity deposits	6,671	199,755	2,288,880
Terminations, withdrawals and annuity payments	(97,138)	(1,321,491)	(16,349,074)
Transfers between subaccounts, net	(88,848)	(259,557)	(757,818)
Maintenance charges and mortality adjustments	(241)	(1,772)	(31,211)

Increase (decrease) in net assets from contract transactions	(179,556)	(1,383,065)	(14,849,223)

Total increase (decrease) in net assets	12,460	(946,352)	24,732,860

Net assets as of December 31, 2021	$1,650,499	$10,204,467	$184,371,115

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2019	$1,909,354	$25,289,210	$32,246,001

Investment income (loss):
Dividend distributions	14,873	362,454	272,093
Investment Expenses:
Mortality and expense risk and administrative charges	(20,971)	(286,467)	(307,302)

Net investment income (loss)	(6,098)	75,987	(35,209)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,397,696	1,969,514
Realized capital gain (loss) on investments	(13,176)	1,066,477	239,149
Change in unrealized appreciation (depreciation)	71,273	(20,105)	(3,365,894)

Net gain (loss) on investments	58,097	2,444,068	(1,157,231)

Net increase (decrease) in net assets from operations	51,999	2,520,055	(1,192,440)

Contract owner transactions:
Variable annuity deposits	87,421	395,658	660,860
Terminations, withdrawals and annuity payments	(230,812)	(2,778,810)	(1,959,723)
Transfers between subaccounts, net	(161,434)	(113,600)	(1,186,732)
Maintenance charges and mortality adjustments	(288)	(7,158)	(7,606)

Increase (decrease) in net assets from contract transactions	(305,113)	(2,503,910)	(2,493,201)

Total increase (decrease) in net assets	(253,114)	16,145	(3,685,641)

Net assets as of December 31, 2020	$1,656,240	$25,305,355	$28,560,360

Investment income (loss):
Dividend distributions	12,037	184,003	251,425
Investment Expenses:
Mortality and expense risk and administrative charges	(22,026)	(314,784)	(394,559)

Net investment income (loss)	(9,989)	(130,781)	(143,134)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,758,262	—
Realized capital gain (loss) on investments	27,610	923,753	1,862,446
Change in unrealized appreciation (depreciation)	345,957	169,793	5,103,183

Net gain (loss) on investments	373,567	2,851,808	6,965,629

Net increase (decrease) in net assets from operations	363,578	2,721,027	6,822,495

Contract owner transactions:
Variable annuity deposits	72,705	487,980	577,747
Terminations, withdrawals and annuity payments	(90,597)	(1,971,514)	(3,666,137)
Transfers between subaccounts, net	(52,164)	(670,112)	(670,599)
Maintenance charges and mortality adjustments	(199)	(4,513)	(5,810)

Increase (decrease) in net assets from contract transactions	(70,255)	(2,158,159)	(3,764,799)

Total increase (decrease) in net assets	293,323	562,868	3,057,696

Net assets as of December 31, 2021	$1,949,563	$25,868,223	$31,618,056

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth
Net assets as of December 31, 2019	$115,787,686	$174,118,630	$23,518,934

Investment income (loss):
Dividend distributions	1,189,834	2,750,374	326,608
Investment Expenses:
Mortality and expense risk and administrative charges	(1,145,694)	(1,985,587)	(304,061)

Net investment income (loss)	44,140	764,787	22,547

Increase (decrease) in net assets from operations:
Capital gain distributions	3,770,448	7,212,164	1,119,155
Realized capital gain (loss) on investments	2,831,214	5,102,627	1,324,708
Change in unrealized appreciation (depreciation)	(5,286,459)	14,292,706	5,746,520

Net gain (loss) on investments	1,315,203	26,607,497	8,190,383

Net increase (decrease) in net assets from operations	1,359,343	27,372,284	8,212,930

Contract owner transactions:
Variable annuity deposits	2,104,822	2,888,724	612,232
Terminations, withdrawals and annuity payments	(8,739,218)	(12,901,335)	(2,353,034)
Transfers between subaccounts, net	(6,730,854)	(3,828,613)	414,703
Maintenance charges and mortality adjustments	(23,307)	(55,945)	(7,835)

Increase (decrease) in net assets from contract transactions	(13,388,557)	(13,897,169)	(1,333,934)

Total increase (decrease) in net assets	(12,029,214)	13,475,115	6,878,996

Net assets as of December 31, 2020	$103,758,472	$187,593,745	$30,397,930

Investment income (loss):
Dividend distributions	1,894,275	1,474,067	193,922
Investment Expenses:
Mortality and expense risk and administrative charges	(1,381,611)	(2,483,355)	(401,508)

Net investment income (loss)	512,664	(1,009,288)	(207,586)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	20,539,299	6,693,624
Realized capital gain (loss) on investments	6,111,031	7,559,241	1,506,191
Change in unrealized appreciation (depreciation)	15,871,855	21,627,367	(177,895)

Net gain (loss) on investments	21,982,886	49,725,907	8,021,920

Net increase (decrease) in net assets from operations	22,495,550	48,716,619	7,814,334

Contract owner transactions:
Variable annuity deposits	1,853,487	2,673,861	667,815
Terminations, withdrawals and annuity payments	(11,381,589)	(16,024,485)	(2,743,169)
Transfers between subaccounts, net	(3,876,321)	(1,900,181)	(115,111)
Maintenance charges and mortality adjustments	(17,963)	(44,045)	(5,186)

Increase (decrease) in net assets from contract transactions	(13,422,386)	(15,294,850)	(2,195,651)

Total increase (decrease) in net assets	9,073,164	33,421,769	5,618,683

Net assets as of December 31, 2021	$112,831,636	$221,015,514	$36,016,613

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond
Net assets as of December 31, 2019	$125,647,915	$22,093,125	$27,415,253

Investment income (loss):
Dividend distributions	1,718,487	267,559	520,430
Investment Expenses:
Mortality and expense risk and administrative charges	(1,505,344)	(248,293)	(353,543)

Net investment income (loss)	213,143	19,266	166,887

Increase (decrease) in net assets from operations:
Capital gain distributions	6,160,713	—	—
Realized capital gain (loss) on investments	4,374,402	648,767	613,575
Change in unrealized appreciation (depreciation)	25,215,286	5,335,863	2,715,185

Net gain (loss) on investments	35,750,401	5,984,630	3,328,760

Net increase (decrease) in net assets from operations	35,963,544	6,003,896	3,495,647

Contract owner transactions:
Variable annuity deposits	3,352,510	353,182	2,660,161
Terminations, withdrawals and annuity payments	(8,142,811)	(1,247,440)	(3,133,532)
Transfers between subaccounts, net	(3,912,734)	(1,005,983)	357,022
Maintenance charges and mortality adjustments	(29,251)	(4,744)	(10,431)

Increase (decrease) in net assets from contract transactions	(8,732,286)	(1,904,985)	(126,780)

Total increase (decrease) in net assets	27,231,258	4,098,911	3,368,867

Net assets as of December 31, 2020	$152,879,173	$26,192,036	$30,784,120

Investment income (loss):
Dividend distributions	818,839	106,357	508,942
Investment Expenses:
Mortality and expense risk and administrative charges	(1,930,449)	(328,803)	(364,203)

Net investment income (loss)	(1,111,610)	(222,446)	144,739

Increase (decrease) in net assets from operations:
Capital gain distributions	21,414,823	919,627	829,321
Realized capital gain (loss) on investments	6,705,531	1,219,249	550,611
Change in unrealized appreciation (depreciation)	(8,574,467)	(510,796)	(2,038,106)

Net gain (loss) on investments	19,545,887	1,628,080	(658,174)

Net increase (decrease) in net assets from operations	18,434,277	1,405,634	(513,435)

Contract owner transactions:
Variable annuity deposits	2,542,996	303,471	4,037,391
Terminations, withdrawals and annuity payments	(12,573,476)	(1,995,556)	(2,372,183)
Transfers between subaccounts, net	(1,455,447)	(134,586)	(1,076,831)
Maintenance charges and mortality adjustments	(22,124)	(4,687)	(5,231)

Increase (decrease) in net assets from contract transactions	(11,508,051)	(1,831,358)	583,146

Total increase (decrease) in net assets	6,926,226	(425,724)	69,711

Net assets as of December 31, 2021	$159,805,399	$25,766,312	$30,853,831

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF World Equity Income	Invesco V.I. American Value (b)	Invesco V.I. Comstock
Net assets as of December 31, 2019	$99,792,053	$—	$8,592,442

Investment income (loss):
Dividend distributions	2,626,002	—	119,825
Investment Expenses:
Mortality and expense risk and administrative charges	(1,062,480)	—	(73,623)

Net investment income (loss)	1,563,522	—	46,202

Increase (decrease) in net assets from operations:
Capital gain distributions	917,399	—	148,988
Realized capital gain (loss) on investments	3,712,788	—	(470,577)
Change in unrealized appreciation (depreciation)	(2,026,282)	—	(289,227)

Net gain (loss) on investments	2,603,905	—	(610,816)

Net increase (decrease) in net assets from operations	4,167,427	—	(564,614)

Contract owner transactions:
Variable annuity deposits	2,003,548	—	233,147
Terminations, withdrawals and annuity payments	(7,247,603)	—	(474,149)
Transfers between subaccounts, net	(2,962,677)	—	(1,623,513)
Maintenance charges and mortality adjustments	(21,387)	—	(1,788)

Increase (decrease) in net assets from contract transactions	(8,228,119)	—	(1,866,303)

Total increase (decrease) in net assets	(4,060,692)	—	(2,430,917)

Net assets as of December 31, 2020	$95,731,361	$—	$6,161,525

Investment income (loss):
Dividend distributions	1,553,500	6,385	137,986
Investment Expenses:
Mortality and expense risk and administrative charges	(1,252,087)	(23,304)	(91,960)

Net investment income (loss)	301,413	(16,919)	46,026

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	5,108,659	(456)	289,529
Change in unrealized appreciation (depreciation)	13,394,961	151,806	1,635,106

Net gain (loss) on investments	18,503,620	151,350	1,924,635

Net increase (decrease) in net assets from operations	18,805,033	134,431	1,970,661

Contract owner transactions:
Variable annuity deposits	995,103	69,353	185,925
Terminations, withdrawals and annuity payments	(8,405,504)	(41,890)	(509,325)
Transfers between subaccounts, net	(1,458,169)	2,686,430	445,860
Maintenance charges and mortality adjustments	(15,996)	(340)	(1,092)

Increase (decrease) in net assets from contract transactions	(8,884,566)	2,713,553	121,368

Total increase (decrease) in net assets	9,920,467	2,847,984	2,092,029

Net assets as of December 31, 2021	$105,651,828	$2,847,984	$8,253,554

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth (a)	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate
Net assets as of December 31, 2019	$4,647,032	$14,817,440	$6,606,242

Investment income (loss):
Dividend distributions	—	294,063	258,706
Investment Expenses:
Mortality and expense risk and administrative charges	(59,228)	(161,659)	(64,292)

Net investment income (loss)	(59,228)	132,404	194,414

Increase (decrease) in net assets from operations:
Capital gain distributions	1,271,737	607,909	144,501
Realized capital gain (loss) on investments	(1,241,705)	(56,135)	(96,267)
Change in unrealized appreciation (depreciation)	1,740,148	358,279	(1,150,801)

Net gain (loss) on investments	1,770,180	910,053	(1,102,567)

Net increase (decrease) in net assets from operations	1,710,952	1,042,457	(908,153)

Contract owner transactions:
Variable annuity deposits	428,142	390,221	228,129
Terminations, withdrawals and annuity payments	(443,791)	(1,210,669)	(511,184)
Transfers between subaccounts, net	(104,603)	(443,698)	(180,521)
Maintenance charges and mortality adjustments	(1,924)	(3,077)	(1,467)

Increase (decrease) in net assets from contract transactions	(122,176)	(1,267,223)	(465,043)

Total increase (decrease) in net assets	1,588,776	(224,766)	(1,373,196)

Net assets as of December 31, 2020	$6,235,808	$14,592,674	$5,233,046

Investment income (loss):
Dividend distributions	—	267,751	149,917
Investment Expenses:
Mortality and expense risk and administrative charges	(78,425)	(192,583)	(67,776)

Net investment income (loss)	(78,425)	75,168	82,141

Increase (decrease) in net assets from operations:
Capital gain distributions	754,142	159,821	—
Realized capital gain (loss) on investments	497,902	248,476	15,961
Change in unrealized appreciation (depreciation)	(149,008)	1,945,055	1,102,265

Net gain (loss) on investments	1,103,036	2,353,352	1,118,226

Net increase (decrease) in net assets from operations	1,024,611	2,428,520	1,200,367

Contract owner transactions:
Variable annuity deposits	126,584	734,700	243,347
Terminations, withdrawals and annuity payments	(852,804)	(1,050,794)	(562,620)
Transfers between subaccounts, net	9,509	25,998	(164,004)
Maintenance charges and mortality adjustments	(964)	(2,125)	(1,089)

Increase (decrease) in net assets from contract transactions	(717,675)	(292,221)	(484,366)

Total increase (decrease) in net assets	306,936	2,136,299	716,001

Net assets as of December 31, 2021	$6,542,744	$16,728,973	$5,949,047

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2019	$6,471,790	$3,302,550	$8,116,827

Investment income (loss):
Dividend distributions	14,550	85,243	24,812
Investment Expenses:
Mortality and expense risk and administrative charges	(115,047)	(44,082)	(94,702)

Net investment income (loss)	(100,497)	41,161	(69,890)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	188,877
Realized capital gain (loss) on investments	—	25,649	93,449
Change in unrealized appreciation (depreciation)	—	92,736	787,993

Net gain (loss) on investments	—	118,385	1,070,319

Net increase (decrease) in net assets from operations	(100,497)	159,546	1,000,429

Contract owner transactions:
Variable annuity deposits	265,168	73,652	254,150
Terminations, withdrawals and annuity payments	(1,277,778)	(551,414)	(646,719)
Transfers between subaccounts, net	4,712,210	886,865	(56,943)
Maintenance charges and mortality adjustments	(5,785)	(1,096)	(2,758)

Increase (decrease) in net assets from contract transactions	3,693,815	408,007	(452,270)

Total increase (decrease) in net assets	3,593,318	567,553	548,159

Net assets as of December 31, 2020	$10,065,108	$3,870,103	$8,664,986

Investment income (loss):
Dividend distributions	644	83,195	17,555
Investment Expenses:
Mortality and expense risk and administrative charges	(110,441)	(45,157)	(104,785)

Net investment income (loss)	(109,797)	38,038	(87,230)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	913,137
Realized capital gain (loss) on investments	—	1,538	259,464
Change in unrealized appreciation (depreciation)	—	(178,185)	(200,140)

Net gain (loss) on investments	—	(176,647)	972,461

Net increase (decrease) in net assets from operations	(109,797)	(138,609)	885,231

Contract owner transactions:
Variable annuity deposits	228,927	96,808	281,780
Terminations, withdrawals and annuity payments	(1,320,546)	(548,169)	(844,225)
Transfers between subaccounts, net	15,230	235,718	(105,097)
Maintenance charges and mortality adjustments	(4,520)	(723)	(2,100)

Increase (decrease) in net assets from contract transactions	(1,080,909)	(216,366)	(669,642)

Total increase (decrease) in net assets	(1,190,706)	(354,975)	215,589

Net assets as of December 31, 2021	$8,874,402	$3,515,128	$8,880,575

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. International Growth	Invesco V.I. Main Street Mid Cap Fund® (a)	Invesco V.I. Main Street Small Cap Fund® (a)
Net assets as of December 31, 2019	$15,395,954	$3,694,000	$7,328,260

Investment income (loss):
Dividend distributions	283,788	15,532	22,002
Investment Expenses:
Mortality and expense risk and administrative charges	(166,131)	(38,402)	(74,858)

Net investment income (loss)	117,657	(22,870)	(52,856)

Increase (decrease) in net assets from operations:
Capital gain distributions	309,339	671,539	87,738
Realized capital gain (loss) on investments	315,211	(181,345)	(136,297)
Change in unrealized appreciation (depreciation)	847,421	(271,344)	1,157,801

Net gain (loss) on investments	1,471,971	218,850	1,109,242

Net increase (decrease) in net assets from operations	1,589,628	195,980	1,056,386

Contract owner transactions:
Variable annuity deposits	479,714	91,977	211,187
Terminations, withdrawals and annuity payments	(1,230,787)	(282,162)	(541,800)
Transfers between subaccounts, net	(963,898)	(205,772)	(730,209)
Maintenance charges and mortality adjustments	(6,107)	(760)	(2,150)

Increase (decrease) in net assets from contract transactions	(1,721,078)	(396,717)	(1,062,972)

Total increase (decrease) in net assets	(131,450)	(200,737)	(6,586)

Net assets as of December 31, 2020	$15,264,504	$3,493,263	$7,321,674

Investment income (loss):
Dividend distributions	159,452	11,143	15,338
Investment Expenses:
Mortality and expense risk and administrative charges	(185,606)	(48,473)	(102,122)

Net investment income (loss)	(26,154)	(37,330)	(86,784)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,027,289	—	536,308
Realized capital gain (loss) on investments	545,790	(11,131)	337,104
Change in unrealized appreciation (depreciation)	(880,095)	799,867	714,799

Net gain (loss) on investments	692,984	788,736	1,588,211

Net increase (decrease) in net assets from operations	666,830	751,406	1,501,427

Contract owner transactions:
Variable annuity deposits	506,644	259,187	175,769
Terminations, withdrawals and annuity payments	(1,564,171)	(470,554)	(589,926)
Transfers between subaccounts, net	(166,688)	456,366	207,099
Maintenance charges and mortality adjustments	(3,927)	(552)	(1,314)

Increase (decrease) in net assets from contract transactions	(1,228,142)	244,447	(208,372)

Total increase (decrease) in net assets	(561,312)	995,853	1,293,055

Net assets as of December 31, 2021	$14,703,192	$4,489,116	$8,614,729

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Value Opportunities (b)	MFS® VIT II Research International	MFS® VIT Total Return
Net assets as of December 31, 2019	$2,077,688	$21,691,887	$13,018,559

Investment income (loss):
Dividend distributions	1,402	405,438	255,664
Investment Expenses:
Mortality and expense risk and administrative charges	(19,231)	(258,675)	(147,703)

Net investment income (loss)	(17,829)	146,763	107,961

Increase (decrease) in net assets from operations:
Capital gain distributions	72,296	773,584	332,937
Realized capital gain (loss) on investments	(144,613)	64,007	90,633
Change in unrealized appreciation (depreciation)	124,423	1,767,983	417,541

Net gain (loss) on investments	52,106	2,605,574	841,111

Net increase (decrease) in net assets from operations	34,277	2,752,337	949,072

Contract owner transactions:
Variable annuity deposits	69,160	1,134,817	339,115
Terminations, withdrawals and annuity payments	(132,347)	(897,241)	(1,239,614)
Transfers between subaccounts, net	(146,743)	682,161	(21,330)
Maintenance charges and mortality adjustments	(540)	(4,001)	(3,814)

Increase (decrease) in net assets from contract transactions	(210,470)	915,736	(925,643)

Total increase (decrease) in net assets	(176,193)	3,668,073	23,429

Net assets as of December 31, 2020	$1,901,495	$25,359,960	$13,041,988

Investment income (loss):
Dividend distributions	12,234	183,806	216,505
Investment Expenses:
Mortality and expense risk and administrative charges	(9,760)	(328,065)	(163,223)

Net investment income (loss)	2,474	(144,259)	53,282

Increase (decrease) in net assets from operations:
Capital gain distributions	75,842	1,322,332	656,677
Realized capital gain (loss) on investments	193,526	366,047	294,014
Change in unrealized appreciation (depreciation)	235,071	984,881	575,573

Net gain (loss) on investments	504,439	2,673,260	1,526,264

Net increase (decrease) in net assets from operations	506,913	2,529,001	1,579,546

Contract owner transactions:
Variable annuity deposits	13,751	1,525,409	515,314
Terminations, withdrawals and annuity payments	(12,854)	(1,441,467)	(1,421,819)
Transfers between subaccounts, net	(2,409,161)	498,315	(83,883)
Maintenance charges and mortality adjustments	(144)	(3,296)	(3,468)

Increase (decrease) in net assets from contract transactions	(2,408,408)	578,961	(993,856)

Total increase (decrease) in net assets	(1,901,495)	3,107,962	585,690

Net assets as of December 31, 2021	$—	$28,467,922	$13,627,678

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Utilities	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset
Net assets as of December 31, 2019	$11,328,032	$43,689,020	$4,400,263

Investment income (loss):
Dividend distributions	220,183	151,492	187,391
Investment Expenses:
Mortality and expense risk and administrative charges	(121,308)	(484,565)	(45,555)

Net investment income (loss)	98,875	(333,073)	141,836

Increase (decrease) in net assets from operations:
Capital gain distributions	260,522	1,666,553	—
Realized capital gain (loss) on investments	189,147	1,786,900	(66,667)
Change in unrealized appreciation (depreciation)	(193,050)	3,596,889	107,958

Net gain (loss) on investments	256,619	7,050,342	41,291

Net increase (decrease) in net assets from operations	355,494	6,717,269	183,127

Contract owner transactions:
Variable annuity deposits	291,304	923,154	116,032
Terminations, withdrawals and annuity payments	(687,400)	(3,382,189)	(585,905)
Transfers between subaccounts, net	(914,175)	(2,268,608)	(383,801)
Maintenance charges and mortality adjustments	(3,071)	(11,785)	(1,150)

Increase (decrease) in net assets from contract transactions	(1,313,342)	(4,739,428)	(854,824)

Total increase (decrease) in net assets	(957,848)	1,977,841	(671,697)

Net assets as of December 31, 2020	$10,370,184	$45,666,861	$3,728,566

Investment income (loss):
Dividend distributions	162,489	85,400	451,292
Investment Expenses:
Mortality and expense risk and administrative charges	(127,347)	(590,452)	(48,924)

Net investment income (loss)	35,142	(505,052)	402,368

Increase (decrease) in net assets from operations:
Capital gain distributions	366,243	938,165	—
Realized capital gain (loss) on investments	271,513	2,597,764	33,698
Change in unrealized appreciation (depreciation)	572,808	6,496,222	110,751

Net gain (loss) on investments	1,210,564	10,032,151	144,449

Net increase (decrease) in net assets from operations	1,245,706	9,527,099	546,817

Contract owner transactions:
Variable annuity deposits	564,955	598,242	111,901
Terminations, withdrawals and annuity payments	(991,812)	(4,499,487)	(334,820)
Transfers between subaccounts, net	(187,335)	(374,077)	44,493
Maintenance charges and mortality adjustments	(2,239)	(8,999)	(1,129)

Increase (decrease) in net assets from contract transactions	(616,431)	(4,284,321)	(179,555)

Total increase (decrease) in net assets	629,275	5,242,778	367,262

Net assets as of December 31, 2021	$10,999,459	$50,909,639	$4,095,828

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2019	$1,163,131	$4,281,429	$32,797,618

Investment income (loss):
Dividend distributions	67,308	261,203	201,747
Investment Expenses:
Mortality and expense risk and administrative charges	(12,207)	(51,201)	(174,518)

Net investment income (loss)	55,101	210,002	27,229

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(169,705)	23,168	209,074
Change in unrealized appreciation (depreciation)	118,553	(69,415)	16,465

Net gain (loss) on investments	(51,152)	(46,247)	225,539

Net increase (decrease) in net assets from operations	3,949	163,755	252,768

Contract owner transactions:
Variable annuity deposits	37,841	189,209	501,205
Terminations, withdrawals and annuity payments	(174,237)	(339,993)	(830,196)
Transfers between subaccounts, net	11,758	102,186	(17,602,304)
Maintenance charges and mortality adjustments	(630)	(2,533)	(11,533)

Increase (decrease) in net assets from contract transactions	(125,268)	(51,131)	(17,942,828)

Total increase (decrease) in net assets	(121,319)	112,624	(17,690,060)

Net assets as of December 31, 2020	$1,041,812	$4,394,053	$15,107,558

Investment income (loss):
Dividend distributions	76,446	59,317	87,404
Investment Expenses:
Mortality and expense risk and administrative charges	(21,323)	(45,877)	(196,824)

Net investment income (loss)	55,123	13,440	(109,420)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	32,492	—
Realized capital gain (loss) on investments	(30,789)	20,028	4,561
Change in unrealized appreciation (depreciation)	370,222	(192,306)	(258,466)

Net gain (loss) on investments	339,433	(139,786)	(253,905)

Net increase (decrease) in net assets from operations	394,556	(126,346)	(363,325)

Contract owner transactions:
Variable annuity deposits	148,044	145,157	591,375
Terminations, withdrawals and annuity payments	(136,155)	(310,541)	(965,390)
Transfers between subaccounts, net	1,222,674	(538,106)	14,661,311
Maintenance charges and mortality adjustments	(429)	(1,009)	(1,620)

Increase (decrease) in net assets from contract transactions	1,234,134	(704,499)	14,285,676

Total increase (decrease) in net assets	1,628,690	(830,845)	13,922,351

Net assets as of December 31, 2021	$2,670,502	$3,563,208	$29,029,909

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Real Return	Royce Micro-Cap
Net assets as of December 31, 2019	$12,884,556	$2,079,367

Investment income (loss):
Dividend distributions	180,726	—
Investment Expenses:
Mortality and expense risk and administrative charges	(153,373)	(22,030)

Net investment income (loss)	27,353	(22,030)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	29,753
Realized capital gain (loss) on investments	61,241	(63,640)
Change in unrealized appreciation (depreciation)	1,166,088	449,475

Net gain (loss) on investments	1,227,329	415,588

Net increase (decrease) in net assets from operations	1,254,682	393,558

Contract owner transactions:
Variable annuity deposits	300,677	94,166
Terminations, withdrawals and annuity payments	(1,251,876)	(158,056)
Transfers between subaccounts, net	(665,707)	(104,167)
Maintenance charges and mortality adjustments	(3,190)	(703)

Increase (decrease) in net assets from contract transactions	(1,620,096)	(168,760)

Total increase (decrease) in net assets	(365,414)	224,798

Net assets as of December 31, 2020	$12,519,142	$2,304,165

Investment income (loss):
Dividend distributions	599,034	—
Investment Expenses:
Mortality and expense risk and administrative charges	(147,139)	(36,824)

Net investment income (loss)	451,895	(36,824)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	135,877
Realized capital gain (loss) on investments	122,720	293,465
Change in unrealized appreciation (depreciation)	(62,012)	281,982

Net gain (loss) on investments	60,708	711,324

Net increase (decrease) in net assets from operations	512,603	674,500

Contract owner transactions:
Variable annuity deposits	413,867	75,926
Terminations, withdrawals and annuity payments	(1,408,321)	(313,281)
Transfers between subaccounts, net	32,958	418,004
Maintenance charges and mortality adjustments	(2,092)	(614)

Increase (decrease) in net assets from contract transactions	(963,588)	180,035

Total increase (decrease) in net assets	(450,985)	854,535

Net assets as of December 31, 2021	$12,068,157	$3,158,700

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Variflex Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	—

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—

Forty subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

The Account receives deposits from two types of variable annuity contracts issued by SBL: Variflex Variable Annuity (Variflex) and Variflex ES Variable Annuity (Variflex ES).

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 30, 2021	Invesco V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 30, 2021	Invesco V.I. American Value	Invesco V.I. Value Opportunities

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$8,119,231	$7,550,086
American Century VP Value	4,663,372	22,091,579
BNY Mellon IP Technology Growth	4,251,568	3,945,954
ClearBridge Variable Aggressive Growth	3,972,354	1,911,934
ClearBridge Variable Small Cap Growth	2,583,280	1,626,018
Guggenheim VIF All Cap Value	2,547,187	8,549,860
Guggenheim VIF Alpha Opportunity	39,667	228,883
Guggenheim VIF High Yield	1,456,081	2,432,271
Guggenheim VIF Large Cap Value	6,094,410	19,462,132
Guggenheim VIF Long Short Equity	132,823	213,067
Guggenheim VIF Managed Asset Allocation	2,343,630	2,874,308
Guggenheim VIF Small Cap Value	2,300,976	6,208,909
Guggenheim VIF SMid Cap Value	2,955,889	15,865,611
Guggenheim VIF StylePlus Large Core	23,542,272	19,307,111
Guggenheim VIF StylePlus Large Growth	8,576,078	4,285,691
Guggenheim VIF StylePlus Mid Growth	24,384,876	15,589,714
Guggenheim VIF StylePlus Small Growth	1,582,281	2,716,458
Guggenheim VIF Total Return Bond	6,538,878	4,981,672
Guggenheim VIF World Equity Income	2,175,178	10,758,331

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. American Value (b)	$3,244,183	$547,549
Invesco V.I. Comstock	2,026,141	1,858,747
Invesco V.I. Discovery Mid Cap Growth (a)	1,515,088	1,557,046
Invesco V.I. Equity and Income	1,560,545	1,617,777
Invesco V.I. Global Real Estate	497,180	899,405
Invesco V.I. Government Money Market	2,263,537	3,454,243
Invesco V.I. Government Securities	680,243	858,571
Invesco V.I. Health Care	1,538,628	1,382,363
Invesco V.I. International Growth	2,147,181	2,374,188
Invesco V.I. Main Street Mid Cap Fund® (a)	869,448	662,331
Invesco V.I. Main Street Small Cap Fund® (a)	1,613,061	1,371,909
Invesco V.I. Value Opportunities (b)	851,257	3,181,349
MFS® VIT II Research International	3,897,602	2,140,568
MFS® VIT Total Return	1,456,379	1,740,276
MFS® VIT Utilities	1,364,700	1,579,746
Neuberger Berman AMT Sustainable Equity	1,531,960	5,383,168
PIMCO VIT All Asset	655,978	433,165
PIMCO VIT CommodityRealReturn Strategy	1,669,320	380,063
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	393,608	1,052,175
PIMCO VIT Low Duration	15,691,747	1,515,491
PIMCO VIT Real Return	1,368,669	1,880,362
Royce Micro-Cap	1,736,111	1,457,023

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2021 by subaccount are as follows:

Subaccount	Annuity Assets
American Century VP Ultra®	$78,420

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Annuity Assets
American Century VP Value	$12,956
BNY Mellon IP Technology Growth	10,717
ClearBridge Variable Aggressive Growth	11,993
Guggenheim VIF All Cap Value	81,445
Guggenheim VIF High Yield	20,012
Guggenheim VIF Large Cap Value	1,418,403
Guggenheim VIF Managed Asset Allocation	106,071
Guggenheim VIF Small Cap Value	43,653
Guggenheim VIF SMid Cap Value	168,741
Guggenheim VIF StylePlus Large Core	1,136,297
Guggenheim VIF StylePlus Large Growth	70,035
Guggenheim VIF StylePlus Mid Growth	311,888
Guggenheim VIF StylePlus Small Growth	49,689
Guggenheim VIF Total Return Bond	115,602
Guggenheim VIF World Equity Income	294,099
Invesco V.I. Global Real Estate	14,347
Invesco V.I. Government Money Market	23,119
Invesco V.I. Government Securities	49,970
Invesco V.I. Health Care	1,292
Invesco V.I. Main Street Small Cap Fund®	19,832
MFS® VIT Total Return	3,332
MFS® VIT Utilities	8,133
Neuberger Berman AMT Sustainable Equity	190,942
PIMCO VIT All Asset	104,493
PIMCO VIT CommodityRealReturn Strategy	1,549
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	67,499
PIMCO VIT Low Duration	76,914
PIMCO VIT Real Return	24,451

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

activities. SBL’s business has been affected in various ways, including the operations. SBL cannot predict the length and severity of the COVID-19 pandemic or its effects on SBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.20% of the net asset value of each Variflex contract and 1.00% of the net asset value of each Variflex ES contract. These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Account Administrative Charge: SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first eight years of the contract.

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Ultra®	88,460	(136,361)	(47,901)	173,663	(400,469)	(226,806)
American Century VP Value	129,274	(696,246)	(566,972)	1,511,357	(205,499)	1,305,858
BNY Mellon IP Technology Growth	33,584	(58,990)	(25,406)	71,966	(44,742)	27,224
ClearBridge Variable Aggressive Growth	40,777	(54,319)	(13,542)	44,497	(96,946)	(52,449)
ClearBridge Variable Small Cap Growth	28,778	(29,208)	(430)	25,433	(40,090)	(14,657)
Guggenheim VIF All Cap Value	16,078	(109,806)	(93,728)	19,582	(130,026)	(110,444)
Guggenheim VIF Alpha Opportunity	1,453	(9,598)	(8,145)	1,955	(27,147)	(25,192)
Guggenheim VIF High Yield	25,075	(60,839)	(35,764)	77,238	(111,021)	(33,783)
Guggenheim VIF Large Cap Value	16,067	(103,146)	(87,079)	10,323	(123,182)	(112,859)
Guggenheim VIF Long Short Equity	8,317	(12,563)	(4,246)	12,522	(34,529)	(22,007)
Guggenheim VIF Managed Asset Allocation	11,019	(57,171)	(46,152)	26,213	(90,597)	(64,384)
Guggenheim VIF Small Cap Value	31,215	(86,643)	(55,428)	23,139	(74,946)	(51,807)
Guggenheim VIF SMid Cap Value	8,445	(98,866)	(90,421)	9,129	(131,773)	(122,644)
Guggenheim VIF StylePlus Large Core	10,314	(94,755)	(84,441)	23,424	(128,279)	(104,855)
Guggenheim VIF StylePlus Large Growth	53,211	(111,878)	(58,667)	124,044	(175,521)	(51,477)
Guggenheim VIF StylePlus Mid Growth	16,034	(88,613)	(72,579)	22,246	(98,334)	(76,088)
Guggenheim VIF StylePlus Small Growth	12,087	(45,782)	(33,695)	13,533	(64,308)	(50,775)
Guggenheim VIF Total Return Bond	110,782	(99,004)	11,778	109,552	(112,609)	(3,057)
Guggenheim VIF World Equity Income	11,985	(147,432)	(135,447)	28,829	(190,479)	(161,650)
Invesco V.I. American Value (b)	324,447	(53,540)	270,907	—	—	—
Invesco V.I. Comstock	71,111	(65,803)	5,308	26,837	(127,834)	(100,997)
Invesco V.I. Discovery Mid Cap Growth (a)	22,065	(42,086)	(20,021)	230,102	(236,006)	(5,904)
Invesco V.I. Equity and Income	46,898	(59,279)	(12,381)	41,837	(105,028)	(63,191)
Invesco V.I. Global Real Estate	15,024	(34,918)	(19,894)	22,208	(44,194)	(21,986)
Invesco V.I. Government Money Market	237,866	(348,570)	(110,704)	971,607	(597,718)	373,889

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Government Securities	48,704	(66,121)	(17,417)	100,446	(68,337)	32,109
Invesco V.I. Health Care	18,231	(37,307)	(19,076)	22,144	(36,981)	(14,837)
Invesco V.I. International Growth	46,014	(99,059)	(53,045)	62,436	(154,564)	(92,128)
Invesco V.I. Main Street Mid Cap Fund® (a)	30,734	(22,593)	8,141	13,254	(32,445)	(19,191)
Invesco V.I. Main Street Small Cap Fund® (a)	26,765	(32,020)	(5,255)	21,021	(58,085)	(37,064)
Invesco V.I. Value Opportunities (b)	38,141	(147,060)	(108,919)	12,342	(27,251)	(14,909)
MFS® VIT II Research International	132,176	(102,341)	29,835	186,492	(119,479)	67,013
MFS® VIT Total Return	28,875	(72,343)	(43,468)	45,286	(94,354)	(49,068)
MFS® VIT Utilities	27,235	(45,599)	(18,364)	16,299	(61,523)	(45,224)
Neuberger Berman AMT Sustainable Equity	12,626	(101,400)	(88,774)	6,272	(141,181)	(134,909)
PIMCO VIT All Asset	10,516	(18,844)	(8,328)	9,202	(58,919)	(49,717)
PIMCO VIT CommodityRealReturn Strategy	217,847	(50,135)	167,712	29,702	(50,617)	(20,915)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	17,898	(56,817)	(38,919)	57,265	(61,135)	(3,870)
PIMCO VIT Low Duration	1,205,535	(104,389)	1,101,146	874,593	(2,256,493)	(1,381,900)
PIMCO VIT Real Return	48,740	(105,284)	(56,544)	44,135	(145,351)	(101,216)
Royce Micro-Cap	64,770	(57,325)	7,445	8,296	(19,739)	(11,443)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2021	1,028,697	57.67	57.67	59,320,632	—	1.20	1.20	21.54	21.54
2020	1,076,598	47.45	47.45	51,089,255	—	1.20	1.20	47.73	47.73
2019	1,303,404	32.12	32.12	41,860,764	—	1.20	1.20	32.84	32.84
2018	1,746,003	24.18	24.18	42,212,088	0.14	1.20	1.20	(0.62)	(0.62)
2017	2,196,197	24.33	24.33	53,425,045	0.24	1.20	1.20	30.46	30.46
American Century VP Value
2021	1,852,404	32.02	32.02	59,320,174	0.02	1.20	1.20	22.78	22.78
2020	2,419,376	26.08	26.08	63,097,202	0.03	1.20	1.20	(0.38)	(0.38)
2019	1,113,518	26.18	26.18	29,151,576	2.17	1.20	1.20	25.38	25.38
2018	1,540,754	20.88	20.88	32,165,017	1.55	1.20	1.20	(10.35)	(10.35)
2017	864,246	23.29	23.29	20,130,144	1.44	1.20	1.20	7.28	7.28
BNY Mellon IP Technology Growth
2021	229,538	67.00	67.00	15,372,420	—	1.20	1.20	11.30	11.30
2020	254,944	60.20	60.20	15,342,213	0.00	1.20	1.20	67.55	67.55
2019	227,720	35.93	35.93	8,179,141	—	1.20	1.20	23.98	23.98
2018	268,867	28.98	28.98	7,787,977	—	1.20	1.20	(2.46)	(2.46)
2017	314,770	29.71	29.71	9,348,134	—	1.20	1.20	40.67	40.67

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Aggressive Growth
2021	278,645	33.57	33.57	9,345,552	0.00	1.20	1.20	8.71	8.71
2020	292,187	30.88	30.88	9,013,975	0.01	1.20	1.20	16.31	16.31
2019	344,636	26.55	26.55	9,141,723	0.72	1.20	1.20	23.26	23.26
2018	412,854	21.54	21.54	8,886,542	0.32	1.20	1.20	(9.65)	(9.65)
2017	652,635	23.84	23.84	15,555,325	0.26	1.20	1.20	14.56	14.56
ClearBridge Variable Small Cap Growth
2021	171,416	54.36	54.36	9,318,180	—	1.20	1.20	11.26	11.26
2020	171,846	48.86	48.86	8,396,269	—	1.20	1.20	41.54	41.54
2019	186,503	34.52	34.52	6,437,856	—	1.20	1.20	25.34	25.34
2018	189,670	27.54	27.54	5,223,073	—	1.20	1.20	2.19	2.19
2017	177,906	26.95	26.95	4,794,307	—	1.20	1.20	22.78	22.78
Guggenheim VIF All Cap Value
2021	879,278	76.82	80.98	67,510,910	0.02	1.00	1.20	25.42	25.69
2020	973,006	61.25	64.43	59,565,311	0.02	1.00	1.20	0.64	0.85
2019	1,083,450	60.85	63.89	65,901,101	1.51	1.00	1.20	22.25	22.51
2018	1,192,816	49.77	52.15	59,349,777	1.12	1.00	1.20	(11.71)	(11.52)
2017	1,427,937	56.37	58.94	80,472,299	1.05	1.00	1.20	13.40	13.63
Guggenheim VIF Alpha Opportunity
2021	70,529	23.49	23.49	1,650,499	0.01	1.20	1.20	12.45	12.45
2020	78,674	20.89	20.89	1,638,039	0.01	1.20	1.20	(0.95)	(0.95)
2019	103,866	21.09	21.09	2,183,785	0.16	1.20	1.20	(3.61)	(3.61)
2018	130,711	21.88	21.88	2,853,336	—	1.20	1.20	(12.65)	(12.65)
2017	202,184	25.05	25.05	5,056,116	—	1.20	1.20	5.96	5.96
Guggenheim VIF High Yield
2021	259,566	39.37	39.37	10,204,467	0.05	1.20	1.20	4.13	4.13
2020	295,330	37.81	39.72	11,150,819	0.07	1.00	1.20	3.39	3.60
2019	329,113	36.57	38.34	12,020,906	8.05	1.00	1.20	10.38	10.59
2018	357,323	33.13	34.67	11,826,269	7.19	1.00	1.20	(5.29)	(5.09)
2017	537,042	34.98	36.53	18,771,672	4.94	1.00	1.20	4.95	5.18

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Large Cap Value
2021	1,004,944	61.72	183.64	184,371,115	0.02	1.00	1.20	25.51	25.75
2020	1,092,023	49.08	146.32	159,638,255	0.02	1.00	1.20	0.98	1.20
2019	1,204,882	48.50	144.90	174,439,718	1.78	1.00	1.20	20.35	20.59
2018	1,336,679	40.22	120.39	160,802,608	1.37	1.00	1.20	(10.62)	(10.42)
2017	1,566,054	44.90	134.69	210,790,105	1.24	1.00	1.20	14.43	14.66
Guggenheim VIF Long Short Equity
2021	108,435	17.96	17.96	1,949,563	0.01	1.20	1.20	22.34	22.34
2020	112,681	14.68	14.68	1,656,240	0.01	1.20	1.20	3.67	3.67
2019	134,688	14.16	14.16	1,909,354	0.59	1.20	1.20	4.27	4.27
2018	157,970	13.58	13.58	2,147,387	—	1.20	1.20	(14.00)	(14.00)
2017	190,361	15.79	15.79	3,007,346	0.35	1.20	1.20	13.43	13.43
Guggenheim VIF Managed Asset Allocation
2021	530,621	48.76	51.40	25,868,223	0.01	1.00	1.20	11.12	11.35
2020	576,773	43.88	46.16	25,305,355	0.01	1.00	1.20	11.23	11.44
2019	641,157	39.45	41.42	25,289,210	1.68	1.00	1.20	18.68	18.92
2018	692,967	33.24	34.83	23,033,276	1.42	1.00	1.20	(6.86)	(6.67)
2017	784,406	35.69	37.32	27,994,809	1.51	1.00	1.20	13.01	13.23
Guggenheim VIF Small Cap Value
2021	439,433	71.94	75.16	31,618,056	0.01	1.00	1.20	24.66	24.91
2020	494,861	57.71	60.17	28,560,360	0.01	1.00	1.20	(2.15)	(1.96)
2019	546,668	58.98	61.37	32,246,001	0.81	1.00	1.20	21.11	21.36
2018	608,134	48.70	50.57	29,619,371	0.32	1.00	1.20	(13.71)	(13.56)
2017	823,420	56.44	58.50	46,480,179	0.37	1.00	1.20	2.45	2.67
Guggenheim VIF SMid Cap Value
2021	727,738	155.12	163.05	112,831,636	0.02	1.00	1.20	22.27	22.51
2020	818,159	126.87	133.09	103,758,472	0.01	1.00	1.20	3.05	3.26
2019	940,803	123.12	128.89	115,787,686	0.92	1.00	1.20	25.19	25.43
2018	1,035,575	98.35	102.76	101,817,730	0.61	1.00	1.20	(14.03)	(13.85)
2017	1,246,952	114.40	119.28	142,606,379	0.66	1.00	1.20	12.36	12.58

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Core
2021	1,090,653	74.82	202.72	221,015,514	0.01	1.00	1.20	26.94	27.20
2020	1,175,094	58.82	159.70	187,593,745	0.02	1.00	1.20	17.36	17.59
2019	1,279,949	50.02	136.08	174,118,630	2.15	1.00	1.20	28.40	28.65
2018	1,413,902	38.88	105.98	149,794,031	1.58	1.00	1.20	(7.69)	(7.49)
2017	1,750,810	42.03	114.80	200,945,721	1.18	1.00	1.20	20.75	21.02
Guggenheim VIF StylePlus Large Growth
2021	897,596	40.20	42.09	36,016,613	0.01	1.00	1.20	26.26	26.51
2020	956,263	31.84	33.27	30,397,930	0.01	1.00	1.20	36.18	36.52
2019	1,007,740	23.38	24.37	23,518,934	2.04	1.00	1.20	32.31	32.59
2018	1,046,321	17.67	18.38	18,456,578	1.39	1.00	1.20	(4.80)	(4.62)
2017	1,695,133	18.56	19.27	31,424,318	0.98	1.00	1.20	28.53	28.81
Guggenheim VIF StylePlus Mid Growth
2021	974,005	133.23	164.12	159,805,399	0.01	1.00	1.20	12.32	12.55
2020	1,046,584	118.37	146.11	152,879,173	0.01	1.00	1.20	30.51	30.78
2019	1,122,672	90.51	111.95	125,647,915	0.85	1.00	1.20	31.11	31.38
2018	1,287,021	68.89	85.38	109,865,085	1.34	1.00	1.20	(8.22)	(8.04)
2017	1,663,196	74.91	93.03	154,696,543	0.91	1.00	1.20	23.17	23.41
Guggenheim VIF StylePlus Small Growth
2021	481,279	53.54	56.22	25,766,312	0.00	1.00	1.20	5.27	5.46
2020	514,974	50.86	53.31	26,192,036	0.01	1.00	1.20	30.24	30.50
2019	565,749	39.05	40.85	22,093,125	0.65	1.00	1.20	24.17	24.43
2018	624,269	31.45	32.83	19,632,700	1.05	1.00	1.20	(11.38)	(11.20)
2017	775,212	35.49	36.97	27,512,558	0.73	1.00	1.20	20.92	21.17
Guggenheim VIF Total Return Bond
2021	637,278	26.72	48.44	30,853,831	0.02	1.00	1.20	(1.63)	(1.40)
2020	625,500	27.10	49.24	30,784,120	0.02	1.00	1.20	12.83	13.06
2019	628,557	23.97	43.64	27,415,253	2.70	1.00	1.20	3.22	3.45
2018	681,602	23.17	42.27	28,798,889	4.12	1.00	1.20	(0.09)	0.09
2017	796,941	23.15	42.31	33,700,608	4.29	1.00	1.20	5.44	5.66

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF World Equity Income
2021	1,506,673	67.56	70.09	105,651,828	0.02	1.00	1.20	20.28	20.54
2020	1,642,120	56.05	58.27	95,731,361	0.03	1.00	1.20	5.37	5.58
2019	1,803,770	53.09	55.30	99,792,053	2.79	1.00	1.20	19.93	20.19
2018	2,001,589	44.17	46.11	92,319,109	2.89	1.00	1.20	(9.27)	(9.10)
2017	2,374,535	48.59	50.82	120,712,889	2.77	1.00	1.20	13.69	13.90
Invesco V.I. American Value (b)
2021	270,907	10.51	10.51	2,847,984	0.00	1.20	1.20	(0.02)	—
Invesco V.I. Comstock
2021	283,789	29.09	29.09	8,253,554	0.02	1.20	1.20	31.45	31.45
2020	278,481	22.13	22.13	6,161,525	0.02	1.20	1.20	(2.30)	(2.30)
2019	379,478	22.65	22.65	8,592,442	1.74	1.20	1.20	23.43	23.43
2018	389,500	18.35	18.35	7,144,653	1.53	1.20	1.20	(13.40)	(13.40)
2017	474,881	21.19	21.19	10,061,748	1.89	1.20	1.20	16.17	16.17
Invesco V.I. Discovery Mid Cap Growth (a)
2021	168,787	38.76	38.76	6,542,744	—	1.20	1.20	17.35	17.35
2020	188,808	33.03	33.03	6,235,808	—	1.20	1.20	38.26	38.26
2019	194,712	23.89	23.89	4,647,032	—	1.20	1.20	32.43	32.43
2018	230,131	18.04	18.04	4,148,930	—	1.20	1.20	(7.01)	(7.01)
2017	279,607	19.40	19.40	5,421,565	—	1.20	1.20	20.65	20.65
Invesco V.I. Equity and Income
2021	619,385	27.01	27.01	16,728,973	0.02	1.20	1.20	16.93	16.93
2020	631,766	23.10	23.10	14,592,674	0.02	1.20	1.20	8.35	8.35
2019	694,957	21.32	21.32	14,817,440	2.43	1.20	1.20	18.58	18.58
2018	712,152	17.98	17.98	12,805,989	1.96	1.20	1.20	(10.81)	(10.81)
2017	831,326	20.16	20.16	16,762,436	1.51	1.20	1.20	9.45	9.45

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Global Real Estate
2021	215,021	27.67	27.67	5,949,047	0.03	1.20	1.20	24.19	24.19
2020	234,915	22.28	22.28	5,233,046	0.04	1.20	1.20	(13.37)	(13.37)
2019	256,901	25.72	25.72	6,606,242	4.71	1.20	1.20	21.55	21.55
2018	277,106	21.16	21.16	5,863,804	3.46	1.20	1.20	(7.31)	(7.31)
2017	350,927	22.83	22.83	8,009,577	3.10	1.20	1.20	11.69	11.69
Invesco V.I. Government Money Market
2021	918,288	9.67	9.78	8,874,402	0.00	1.00	1.20	(1.23)	(1.01)
2020	1,028,992	9.79	9.88	10,065,108	0.00	1.00	1.20	(0.91)	(0.80)
2019	655,103	9.88	9.96	6,471,790	1.52	1.00	1.20	0.41	0.71
2018	884,602	9.84	9.89	8,703,524	1.26	1.00	1.20	0.10	0.20
2017	849,055	9.83	9.87	8,347,687	0.31	1.00	1.20	(0.91)	(0.70)
Invesco V.I. Government Securities
2021	284,203	12.38	12.38	3,515,128	0.02	1.20	1.20	(3.58)	(3.58)
2020	301,620	12.84	12.84	3,870,103	0.02	1.20	1.20	4.73	4.73
2019	269,511	12.26	12.26	3,302,550	2.21	1.20	1.20	4.43	4.43
2018	313,420	11.74	11.74	3,676,208	1.81	1.20	1.20	(0.93)	(0.93)
2017	382,421	11.85	11.85	4,527,570	1.51	1.20	1.20	0.51	0.51
Invesco V.I. Health Care
2021	231,095	38.44	38.44	8,880,575	0.00	1.20	1.20	10.97	10.97
2020	250,171	34.64	34.64	8,664,986	0.00	1.20	1.20	13.05	13.05
2019	265,008	30.64	30.64	8,116,827	0.04	1.20	1.20	30.94	30.94
2018	279,829	23.40	23.40	6,546,930	—	1.20	1.20	(0.30)	(0.30)
2017	383,748	23.47	23.47	9,006,958	0.37	1.20	1.20	14.43	14.43
Invesco V.I. International Growth
2021	637,441	23.07	23.07	14,703,192	0.01	1.20	1.20	4.34	4.34
2020	690,486	22.11	22.11	15,264,504	0.02	1.20	1.20	12.40	12.40
2019	782,614	19.67	19.67	15,395,954	1.30	1.20	1.20	26.66	26.66
2018	854,580	15.53	15.53	13,269,030	1.70	1.20	1.20	(16.19)	(16.19)
2017	1,066,828	18.53	18.53	19,773,499	1.29	1.20	1.20	21.19	21.19

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund® (a)
2021	147,210	30.53	30.53	4,489,116	0.00	1.20	1.20	21.39	21.39
2020	139,069	25.15	25.15	3,493,263	0.00	1.20	1.20	7.62	7.62
2019	158,260	23.37	23.37	3,694,000	0.23	1.20	1.20	23.52	23.52
2018	177,615	18.92	18.92	3,356,323	0.10	1.20	1.20	(12.65)	(12.65)
2017	247,648	21.66	21.66	5,359,837	0.33	1.20	1.20	13.28	13.28
Invesco V.I. Main Street Small Cap Fund® (a)
2021	197,199	43.68	43.68	8,614,729	0.00	1.20	1.20	20.80	20.80
2020	202,454	36.16	36.16	7,321,674	0.00	1.20	1.20	18.21	18.21
2019	239,518	30.59	30.59	7,328,260	—	1.20	1.20	24.60	24.60
2018	265,836	24.55	24.55	6,526,547	0.06	1.20	1.20	(11.63)	(11.63)
2017	329,408	27.78	27.78	9,150,151	0.66	1.20	1.20	12.56	12.56
Invesco V.I. Value Opportunities (b)
2021	—	21.70	21.70	—	0.01	1.20	1.20	24.14	24.14
2020	108,919	17.48	17.48	1,901,495	0.00	1.20	1.20	4.05	4.05
2019	123,828	16.80	16.80	2,077,688	—	1.20	1.20	28.54	28.54
2018	125,863	13.07	13.07	1,642,722	—	1.20	1.20	(20.30)	(20.30)
2017	173,005	16.40	16.40	2,834,939	0.02	1.20	1.20	15.82	15.82
MFS® VIT II Research International
2021	1,441,916	19.75	19.75	28,467,922	0.01	1.20	1.20	9.91	9.91
2020	1,412,081	17.97	17.97	25,359,960	0.02	1.20	1.20	11.41	11.41
2019	1,345,068	16.13	16.13	21,691,887	1.25	1.20	1.20	26.11	26.11
2018	1,341,791	12.79	12.79	17,155,013	1.01	1.20	1.20	(15.35)	(15.35)
2017	904,294	15.11	15.11	13,658,097	1.31	1.20	1.20	26.34	26.34

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Total Return
2021	569,497	23.94	23.94	13,627,678	0.02	1.20	1.20	12.45	12.45
2020	612,965	21.29	21.29	13,041,988	0.02	1.20	1.20	8.24	8.24
2019	662,033	19.67	19.67	13,018,559	2.17	1.20	1.20	18.64	18.64
2018	692,345	16.58	16.58	11,472,306	1.80	1.20	1.20	(7.01)	(7.01)
2017	913,556	17.83	17.83	16,279,948	2.29	1.20	1.20	10.68	10.68
MFS® VIT Utilities
2021	304,794	36.08	36.08	10,999,459	0.02	1.20	1.20	12.43	12.43
2020	323,158	32.09	32.09	10,370,184	0.02	1.20	1.20	4.36	4.36
2019	368,382	30.75	30.75	11,328,032	3.88	1.20	1.20	23.30	23.30
2018	388,671	24.94	24.94	9,692,985	0.77	1.20	1.20	(0.40)	(0.40)
2017	497,038	25.04	25.04	12,445,613	4.24	1.20	1.20	13.15	13.15
Neuberger Berman AMT Sustainable Equity
2021	970,459	52.49	54.18	50,909,639	0.00	1.00	1.20	21.67	21.92
2020	1,059,233	43.14	44.44	45,666,861	0.00	1.00	1.20	17.87	18.10
2019	1,194,142	36.60	37.63	43,689,020	0.28	1.00	1.20	24.07	24.31
2018	1,363,988	29.50	30.27	40,223,850	0.21	1.00	1.20	(7.09)	(6.89)
2017	1,569,362	31.75	32.51	49,804,433	0.35	1.00	1.20	16.69	16.94
PIMCO VIT All Asset
2021	183,542	22.34	22.34	4,095,828	0.12	1.20	1.20	14.86	14.86
2020	191,870	19.45	19.45	3,728,566	0.05	1.20	1.20	6.69	6.69
2019	241,587	18.23	18.23	4,400,263	2.95	1.20	1.20	10.55	10.55
2018	282,852	16.49	16.49	4,660,724	3.10	1.20	1.20	(6.57)	(6.57)
2017	399,753	17.65	17.65	7,049,926	4.75	1.20	1.20	12.21	12.21
PIMCO VIT CommodityRealReturn Strategy
2021	344,899	7.74	7.74	2,670,502	0.04	1.20	1.20	31.63	31.63
2020	177,187	5.88	5.88	1,041,812	0.06	1.20	1.20	0.17	0.17
2019	198,102	5.87	5.87	1,163,131	4.66	1.20	1.20	10.13	10.13
2018	223,288	5.33	5.33	1,190,751	2.32	1.20	1.20	(15.13)	(15.13)
2017	289,256	6.28	6.28	1,818,060	10.83	1.20	1.20	0.96	0.96

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2021	200,130	17.81	17.81	3,563,208	0.01	1.20	1.20	(3.10)	(3.10)
2020	239,049	18.38	18.38	4,394,053	0.06	1.20	1.20	4.25	4.25
2019	242,919	17.63	17.63	4,281,429	1.81	1.20	1.20	5.76	5.76
2018	255,243	16.67	16.67	4,255,129	1.32	1.20	1.20	0.85	0.85
2017	275,707	16.53	16.53	4,555,805	4.45	1.20	1.20	1.54	1.54
PIMCO VIT Low Duration
2021	2,244,807	12.94	12.94	29,029,909	0.00	1.20	1.20	(2.12)	(2.12)
2020	1,143,661	13.22	13.22	15,107,558	0.01	1.20	1.20	1.77	1.77
2019	2,525,561	12.99	12.99	32,797,618	2.70	1.20	1.20	2.77	2.77
2018	398,656	12.64	12.64	5,031,834	1.73	1.20	1.20	(0.86)	(0.86)
2017	1,973,212	12.75	12.75	25,154,612	1.37	1.20	1.20	0.16	0.16
PIMCO VIT Real Return
2021	688,270	17.54	17.54	12,068,157	0.05	1.20	1.20	4.34	4.34
2020	744,814	16.81	16.81	12,519,142	0.01	1.20	1.20	10.37	10.37
2019	846,030	15.23	15.23	12,884,556	1.68	1.20	1.20	7.10	7.10
2018	960,052	14.22	14.22	13,647,673	2.45	1.20	1.20	(3.40)	(3.40)
2017	1,332,950	14.72	14.72	19,614,005	2.39	1.20	1.20	2.44	2.44
Royce Micro-Cap
2021	117,865	26.83	26.83	3,158,700	—	1.20	1.20	28.43	28.43
2020	110,420	20.89	20.89	2,304,165	—	1.20	1.20	22.31	22.31
2019	121,863	17.08	17.08	2,079,367	—	1.20	1.20	18.12	18.12
2018	133,486	14.46	14.46	1,928,531	—	1.20	1.20	(10.13)	(10.13)
2017	235,501	16.09	16.09	3,787,921	0.65	1.20	1.20	3.87	3.87

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.